Note 2 - Loans and Allowance for Loan Losses (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loans Receivable with Variable Rates of Interest	$ 1,777,303,000	$ 1,640,991,000
Loans Receivable with Fixed Rates of Interest	553,297,000	452,051,000
Loans and Leases Receivable, Gross, Total	$ 2,330,600,000	$ 2,093,042,000
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Number of Loans	2	3
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 1,333,000	$ 2,610,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0	0
Financing Receivable, Number of Payment Deferrals	13
Financing Receivable, Deferred Payments	$ 36,400,000
Mortgage Loans in Process of Foreclosure, Amount	301,000	$ 0
Loans and Leases Receivable, Related Parties, Ending Balance	7,675,000	12,878,000	$ 13,019,000
Loans Originated Into Secondary Market	213,483,000	160,921,000	129,060,000
Gain (Loss) on Sale of Mortgage Loans	9,560,000	6,802,000	$ 4,639,000
Loans Sold With Recourse In Secondary Market	181,700,000	115,789,000
Nonperforming Financial Instruments [Member]
Potential Problem Loans	8,200,000	10,700,000
Real Estate Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	2,076,783,000	1,929,325,000
Commercial Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	172,811,000	98,265,000
Commercial Portfolio Segment [Member] | SBA CARES Act Paycheck Protection Program [Member]
Loans and Leases Receivable, Gross, Total	62,400,000
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	$ 70,517,000	$ 54,834,000
Minimum [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Amortization Period (Year)	15 years
Financing Receivable, Maturity Period (Year)	5 years
Minimum [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Maturity Period (Year)	1 year
Maximum [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Amortization Period (Year)	30 years
Financing Receivable, Maturity Period (Year)	15 years
Maximum [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Maturity Period (Year)	5 years